FINANCIAL INSTRUMENTS - Disclosure of reclassification of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets:
Cash and cash equivalents	$ 52,190	$ 8,815	$ 15,920
Derivative assets	551	0
Fair value through profit and loss financial assets	52,741	8,815
Financial liabilities:
Convertible debt facility - derivative component	$ 2,611	$ 616